Organization and Principal Activities - Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 450,968	$ 55,374	$ 18,539	$ 1,118
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2013 and 2014, respectively	7,038	1,935
Prepaid expenses and other current assets	8,009	1,204
Total current assets	466,015	58,711
Property and equipment, net	9,936	3,363
Rental deposits	793
Long term investments	1,760	951
Total assets	478,504	63,025
Accounts payable	5,900	344
Deferred revenue	16,348	3,714
Accrued expenses and other current liabilities	9,415	1,508
Total current liabilities	38,113	5,566
Total liabilities	38,113	5,566
Net revenues	44,755	3,129
Net (loss) profit	(25,415)	(9,326)	(3,839)
VIE "Beijing Momo" [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	9,867	861
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2013 and 2014, respectively	7,038	1,935
Prepaid expenses and other current assets	5,306	435
Total current assets	22,211	3,231
Property and equipment, net	1,318	1,189
Rental deposits	312
Long term investments	809
Total assets	24,650	4,420
Accounts payable	3,728	125
Deferred revenue	16,348	3,714
Accrued expenses and other current liabilities	1,100	684
Total current liabilities	21,176	4,523
Total liabilities	21,176	4,523
Net revenues	44,755	3,129
Net (loss) profit	32,945	(2,179)	(2,292)
Net cash (used in) provided by operating activities	40,383	(2,956)	(3,005)
Net cash used in investing activities	(1,921)	(723)	(1,039)
Net cash used in financing activities	$ 0	$ 0	$ 0